CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS
	December 31,
	2020	2019

Denominated in U.S. dollars	3,920	1,034
Denominated in NIS	166	129
Denominated in Euro	649	465

	4,735	1,628